================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       Oppenheimer Money Market Fund, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                       Date of reporting period: 4/30/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                              Maturity        Final Legal        Principal
                                                                 Date*    Maturity Date**           Amount             Value
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--27.2%
YANKEE CERTIFICATES OF DEPOSIT--27.2%
Bank of Nova Scotia, Houston TX:
0.32%                                                           8/3/12             8/3/12 $     18,500,000 $      18,500,000
0.35%                                                           8/8/12             8/8/12       39,400,000        39,400,000
0.52%                                                          5/23/12            5/23/12       14,600,000        14,600,000
0.52%                                                          5/24/12            5/24/12       12,500,000        12,500,000
0.52%                                                          5/25/12            5/25/12       13,000,000        13,000,000
----------------------------------------------------------------------------------------------------------------------------
DnB Bank ASA NY, 0.14%                                          5/3/12             5/3/12        8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York:
0.22%                                                          7/30/12            7/30/12       43,300,000        43,300,000
0.25%                                                          7/10/12            7/10/12       16,800,000        16,800,000
0.37%                                                          6/29/12            6/29/12       25,000,000        25,004,502
----------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
0.39%                                                          7/20/12            7/20/12       30,000,000        30,000,000
0.50%(1)                                                       5/16/12            5/16/12       34,000,000        34,000,000
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
0.48%(1)                                                        7/9/12             7/9/12       20,000,000        20,000,701
0.54%(1)                                                       6/14/12           12/11/12       17,000,000        17,000,000
0.56%(1)                                                        5/1/12            9/10/12       40,700,000        40,700,000
0.77%                                                         11/28/12           11/28/12       21,000,000        21,000,000
----------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Bank, New York, 0.54%                   5/11/12            5/11/12       32,500,000        32,503,338
----------------------------------------------------------------------------------------------------------------------------
Swedbank AB, New York:
0.14%                                                           5/4/12             5/4/12       40,000,000        40,000,000
0.14%                                                           5/7/12             5/7/12       13,000,000        13,000,000
----------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 0.21%                         5/11/12            5/11/12       15,000,000        15,000,000
----------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., New York, 0.33% (1)                     5/16/12            6/11/12       75,000,000        75,009,484
                                                                                                           -----------------
Total Certificates of Deposit (Cost $529,318,025)                                                                529,318,025
----------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--11.8%
Commonwealth Bank of Australia:
0.19%(2)                                                       5/21/12            5/21/12       16,500,000        16,498,258
0.19%(2)                                                       6/15/12            6/15/12       25,000,000        24,994,063
----------------------------------------------------------------------------------------------------------------------------
National Australia Funding (Delaware), Inc.:
0.11%(2)                                                        5/1/12             5/1/12       46,900,000        46,900,000
0.31%(2)                                                      10/19/12           10/19/12       18,500,000        18,472,759
0.32%(2)                                                      10/23/12           10/23/12       30,000,000        29,954,063
----------------------------------------------------------------------------------------------------------------------------
Rabobank USA Financial Corp.:
0.13%                                                           5/1/12             5/1/12       16,000,000        16,000,000
0.35%                                                          6/22/12            6/22/12       15,000,000        14,992,417
----------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc.:
0.26%(2)                                                       7/10/12            7/10/12       20,000,000        19,989,889
0.27%(2)                                                       6/19/12            6/19/12       10,600,000        10,596,105
0.27%(2)                                                       6/21/12            6/21/12       31,700,000        31,687,875
                                                                                                           -----------------
Total Direct Bank Obligations (Cost $230,085,429)                                                                230,085,429

----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES/COMMERCIAL PAPER--60.0%
----------------------------------------------------------------------------------------------------------------------------
BANKS--5.7%
HSBC USA, Inc.:
0.23%                                                           5/7/12             5/7/12        8,850,000         8,849,661

1 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                              Maturity        Final Legal        Principal
                                                                 Date*    Maturity Date**           Amount            Value
----------------------------------------------------------------------------------------------------------------------------
0.25%                                                          5/10/12            5/10/12 $     11,300,000 $      11,299,308
0.28%                                                          7/23/12            7/23/12       15,500,000        15,489,994
0.31%                                                          7/20/12            7/20/12       18,600,000        18,587,187
0.31%                                                          8/10/12            8/10/12       25,800,000        25,777,561
----------------------------------------------------------------------------------------------------------------------------
PNC Bank NA:
0.21%                                                          7/23/12            7/23/12       11,500,000        11,494,432
0.21%                                                          7/25/12            7/25/12       19,000,000        18,990,579
                                                                                                           -----------------
                                                                                                                 110,488,722
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
General Electric Capital Corp.:
0.32%                                                           8/3/12             8/3/12       22,400,000        22,381,284
0.34%                                                          6/19/12            6/19/12       20,350,000        20,340,582
                                                                                                           -----------------
                                                                                                                  42,721,866
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.9%
Nestle Financial International Ltd.:
0.09%                                                           5/1/12             5/1/12       39,000,000        39,000,000
0.19%                                                          7/17/12            7/17/12       37,400,000        37,384,801
                                                                                                           -----------------
                                                                                                                  76,384,801
----------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--9.0%
American Honda Finance Corp.:
0.57%(1)                                                       6/29/12            6/29/12       18,000,000        18,000,000
0.72%(1)                                                       7/17/12            1/17/13       25,000,000        25,000,000
0.72%(1,3)                                                     6/26/12            9/26/12       22,000,000        22,000,000
0.74%(1,3)                                                     5/20/12           11/20/12       15,000,000        15,000,000
----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
0.59%                                                          11/8/12            11/8/12       34,000,000        33,893,571
0.67%(1)                                                       7/18/12           10/18/12       26,000,000        26,000,000
0.67%(1)                                                       6/21/12           12/17/12       34,000,000        34,000,000
                                                                                                           -----------------
                                                                                                                 173,893,571
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL--9.8%

B&D Association LLP/Eye Association of Boca Raton
  Bonds, B&D Assn. Project, Series 2005, 0.26%(1)               5/7/12             5/7/12        2,320,000         2,320,000
----------------------------------------------------------------------------------------------------------------------------
CA Pollution Control Finance Authority Solid Waste
  Disposal Revenue Bonds, EDCO Disposal Corp., Series
  2004A, 0.33%(1)                                               5/7/12             5/7/12        5,895,000         5,895,000
----------------------------------------------------------------------------------------------------------------------------
CA Pollution Control Finance Authority Solid Waste
  Disposal Revenue Bonds, EDCO Disposal Corp., Series
  2007A, 0.33%(1)                                               5/7/12             5/7/12       17,455,000        17,455,000
----------------------------------------------------------------------------------------------------------------------------
CA Pollution Control Finance Authority Solid Waste
  Disposal Revenue Bonds, George Borba & Son Dairy
  Project, 0.35%(1)                                             5/7/12             5/7/12        3,800,000         3,800,000
----------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp. Nts., Series 1996E, 0.28%(1)          5/7/12             5/7/12        3,232,000         3,232,000
----------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp. Nts., Series 2000D, 0.28%(1)          5/7/12             5/7/12        4,769,000         4,769,000
----------------------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                              Maturity        Final Legal        Principal
                                                                 Date*    Maturity Date**           Amount             Value
----------------------------------------------------------------------------------------------------------------------------
Catawba Cnty., NC Bonds, Catawba Valley Medical
  Center Project, Series 2009, 0.29%(1)                         5/7/12             5/7/12 $      5,400,000 $       5,400,000
----------------------------------------------------------------------------------------------------------------------------
Dearborn Cnty., IN Bonds, Dearborn Cnty. Hospital
  Project, Series 06, 0.25%(1)                                  5/7/12             5/7/12       21,350,000        21,350,000
----------------------------------------------------------------------------------------------------------------------------
District of Columbia Bonds, The Pew Charitable
  Trust Issue, Series 2008B, 0.24%(1)                           5/7/12             5/7/12        1,345,000         1,345,000
----------------------------------------------------------------------------------------------------------------------------
Emery Cnty., UT Pollution Control Revenue Refunding
  Bonds, Pacific Corp. Projects, Series 1994, 0.25%(1)          5/7/12             5/7/12       19,700,000        19,700,000
----------------------------------------------------------------------------------------------------------------------------
Franklin, WI Solid Waste Disposal Revenue Bonds,
  Waste Management of Wisconsin Project, Series 07A,
  0.28%(1)                                                      5/7/12             5/7/12       20,000,000        20,000,000
----------------------------------------------------------------------------------------------------------------------------
GA Ports Authority Revenue Bonds, Garden City
  Terminal Project, Series 2007, 0.25%(1)                       5/7/12             5/7/12        2,230,000         2,230,000
----------------------------------------------------------------------------------------------------------------------------
IL Finance Authority Revenue Bonds, Provena Health,
  Series 2009C, 0.24%(1)                                        5/7/12             5/7/12        4,700,000         4,700,000
----------------------------------------------------------------------------------------------------------------------------
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy
  Products, Inc. Project, Series 2008, 0.21%(1)                 5/7/12             5/7/12        4,900,000         4,900,000
----------------------------------------------------------------------------------------------------------------------------
Mansfield Industrial Development Corp. Adjustable
  Conversion-rate Equity Security, Pier 1 Imports,
  Inc. Texas Project, Series 1986, 0.28%(1)                     5/7/12             5/7/12        9,400,000         9,400,000
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty, FL Industrial Development
  Authority Revenue Bonds, AAR Aircraft Services,
  Inc., Series 1998, 0.29%(1)                                   5/7/12             5/7/12        8,500,000         8,500,000
----------------------------------------------------------------------------------------------------------------------------
PA Economic Development Finance Authority, PMF
  Industries, Inc. Project, Series 2006 A2, 0.26%(1)            5/7/12             5/7/12        2,030,000         2,030,000
----------------------------------------------------------------------------------------------------------------------------
Porterfield Family Partners LP Bonds, Series 2004,
  0.26%(1)                                                      5/7/12             5/7/12        2,500,000         2,500,000
----------------------------------------------------------------------------------------------------------------------------
Richmond, VA Redevelopment Authority Bonds, Old
  Manchester Project, Series 1995B, 0.24%(1)                    5/7/12             5/7/12        1,910,000         1,910,000
----------------------------------------------------------------------------------------------------------------------------
St. Paul, MN Port Authority Revenue Refunding
  Bonds, Series 2009-3Z, 0.26%(1)                               5/7/12             5/7/12        1,575,000         1,575,000
----------------------------------------------------------------------------------------------------------------------------
Sterling, IL Revenue Bonds, Rock River
  Redevelopment Project, Series 03, 0.26%(1)                    5/7/12             5/7/12        3,520,000         3,520,000
----------------------------------------------------------------------------------------------------------------------------
Surry Cnty., VA Industrial Development Authority
  Bonds, Windsor Mill Project, Series 2007, 0.39%(1)            5/7/12             5/7/12        3,370,000         3,370,000
----------------------------------------------------------------------------------------------------------------------------
Trinity River Authority of TX Revenue Bonds,
  Community Waste Disposal LP, Series 2007, 0.29%(1)            5/7/12             5/7/12       10,750,000        10,750,000
----------------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL Industrial Development
  Authority Gulf Opportunity Zone Bonds, Hunt
  Refining Project, Series 2008B, 0.31%(1)                      5/7/12             5/7/12       23,000,000        23,000,000
----------------------------------------------------------------------------------------------------------------------------
Westchester Cnty., Industrial Development Agency
  Bonds, The Masters School Civic Facilities Project,
  Series 02, 0.29%(1)                                           5/7/12             5/7/12        7,250,000         7,250,000
                                                                                                           -----------------
                                                                                                                 190,901,000

3 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                              Maturity        Final Legal        Principal
                                                                 Date*    Maturity Date**           Amount            Value
----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--4.1%
Reckitt Benckiser Treasury Services plc:
0.53%(2)                                                       5/10/12            5/10/12 $      9,900,000 $       9,898,701
0.55%(2)                                                      10/11/12           10/11/12       18,000,000        17,955,175
0.55%(2)                                                      10/18/12           10/18/12        5,000,000         4,987,014
0.57%(2)                                                        6/8/12             6/8/12       20,000,000        19,987,967
0.62%(2)                                                        6/6/12             6/6/12       12,000,000        11,992,560
0.70%(2)                                                        7/6/12             7/6/12       14,000,000        13,982,033
                                                                                                           -----------------
                                                                                                                  78,803,450
----------------------------------------------------------------------------------------------------------------------------
RECEIVABLES FINANCE--12.9%
Alpine Securitization Corp.:
0.19%                                                           5/2/12             5/2/12       17,800,000        17,799,906
0.19%                                                           5/7/12             5/7/12       35,000,000        34,998,892
0.19%                                                          5/16/12            5/16/12       18,000,000        17,998,575
0.20%                                                           5/9/12             5/9/12       19,600,000        19,599,129
----------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 0.17%(2)                           5/1/12             5/1/12       16,382,000        16,382,000
----------------------------------------------------------------------------------------------------------------------------
Market Street Funding LLC:
0.19%(2)                                                       6/26/12            6/26/12       13,017,000        13,013,153
0.23%(2)                                                       7/11/12            7/11/12       15,000,000        14,993,196
0.23%(2)                                                       7/20/12            7/20/12       20,002,000        19,991,777
----------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
0.20%(2)                                                       5/15/12            5/15/12        9,037,000         9,036,297
0.24%(2)                                                       6/20/12            6/20/12        5,000,000         4,998,333
----------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC:
0.20%(2)                                                       5/21/12            5/21/12       17,800,000        17,798,022
0.24%(2)                                                       5/22/12            5/22/12       65,000,000        64,990,900
                                                                                                           -----------------
                                                                                                                 251,600,180
----------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--12.4%
Concord Minutemen Cap. Corp. LLC:
0.45%                                                           6/6/12             6/6/12       11,000,000        10,995,050
0.46%                                                           5/2/12             5/2/12       10,000,000         9,999,872
0.46%                                                           5/3/12             5/3/12       54,000,000        53,998,620
0.46%                                                           5/8/12             5/8/12       21,000,000        20,998,122
----------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 0.18%                                  5/1/12             5/1/12       55,000,000        55,000,000
----------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
0.25%                                                          6/29/12            6/29/12        7,000,000         6,997,132
0.27%                                                          5/15/12            5/15/12       21,850,000        21,847,701
----------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
0.45%(2)                                                        6/5/12             6/5/12       33,000,000        32,985,563
0.45%(2)                                                        6/7/12             6/7/12       15,400,000        15,392,878
0.46%(2)                                                        5/4/12             5/4/12       13,000,000        12,999,502
                                                                                                           -----------------
                                                                                                                 241,214,440
                                                                                                           -----------------
Total Short-Term Notes/Commercial Paper
(Cost $1,166,008,030)                                                                                          1,166,008,030
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.1%
U.S. Treasury Bills, 0.02%                                      5/3/12             5/3/12       10,000,000         9,999,961
----------------------------------------------------------------------------------------------------------------------------

4 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                              Maturity        Final Legal        Principal
                                                                 Date*    Maturity Date**           Amount             Value
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 0.75%                                      5/31/12            5/31/12 $     12,000,000  $     12,004,538
                                                                                                            -----------------
Total U.S. Government Obligations (Cost $22,004,499)                                                              22,004,499
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,947,415,983)                                                    100.1%    1,947,415,983
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                 (0.1)       (2,865,027)
                                                                                          -----------------------------------

Net Assets                                                                                           100.0% $  1,944,550,956
                                                                                          ===================================

Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $500,478,083 or 25.74% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $37,000,000 or 1.90% of the Fund's net assets as of April 30, 2012.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was

5 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                LEVEL 1--              LEVEL 2--            LEVEL 3--
                                        UNADJUSTED QUOTED      OTHER SIGNIFICANT          SIGNIFICANT
                                                   PRICES      OBSERVABLE INPUTS  UNOBSERVABLE INPUTS           VALUE
---------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit                 $              -- $          529,318,025 $                 -- $   529,318,025
Direct Bank Obligations                                --            230,085,429                   --     230,085,429
Short-Term Notes/Commercial Paper                      --          1,166,008,030                   --   1,166,008,030
U.S. Government Obligations                            --             22,004,499                   --      22,004,499
                                        -----------------------------------------------------------------------------
Total Assets                            $              -- $        1,947,415,983 $                 -- $ 1,947,415,983
                                        -----------------------------------------------------------------------------

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

6 | Oppenheimer Money Market Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By: /s/ William F. Glavin, Jr.
   -----------------------------
   William F. Glavin, Jr.
   Principal Executive Officer
Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
   -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 6/11/2012

By: /s/ Brian W. Wixted
   -------------------------------
   Brian W. Wixted
   Principal Financial Officer
Date: 6/11/2012